Grants	12 Months Ended
Dec. 31, 2019
Grants
Grants

(19)    Grants

Details are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Capital grants	10,785	11,149
Interest rate grants (preference loans) (See note 21 (d))	592	696
	11,377	11,845

Interest-rate grants (preference loans) reflect the implicit interest on loans extended by the Spanish Ministry of Science and Technology as these are interest free.

Grants totaling Euros 1,388 thousand have been recognized in the consolidated statement of profit and loss for the year ended at 31 December 2019 (Euros 1,166 thousand for the year ended at 31 December 2018).